Segmented information - Mining Interest by Country (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Disclosure of operating segments [line items]
Mining interests	$ 3,760,337	$ 3,291,435
Canada
Disclosure of operating segments [line items]
Mining interests	1,950,116	1,445,143
Mali
Disclosure of operating segments [line items]
Mining interests	1,105,803	1,066,748
Philippines
Disclosure of operating segments [line items]
Mining interests	431,312	480,570
Namibia
Disclosure of operating segments [line items]
Mining interests	128,392	182,758
Colombia
Disclosure of operating segments [line items]
Mining interests	106,703	74,875
Finland
Disclosure of operating segments [line items]
Mining interests	37,505	36,033
Other
Disclosure of operating segments [line items]
Mining interests	$ 506	$ 5,308